JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

LONG POSITIONS — 122.7%
COMMON STOCKS — 121.8%
Aerospace & Defense — 2.3%
Howmet Aerospace, Inc.	380	13,650
Northrop Grumman Corp. (a)	32	14,104
Raytheon Technologies Corp.	206	20,454
TransDigm Group, Inc. *	8	5,132

		53,340

Air Freight & Logistics — 0.8%
United Parcel Service, Inc., Class B	87	18,656

Auto Components — 0.4%
Aptiv plc *	32	3,825
Magna International, Inc. (Canada)	72	4,643

		8,468

Automobiles — 0.3%
Rivian Automotive, Inc., Class A *	125	6,285

Banks — 5.4%
Bank of America Corp. (a)	600	24,727
Fifth Third Bancorp	270	11,603
SVB Financial Group *	38	21,523
Truist Financial Corp.	344	19,529
Wells Fargo & Co. (a)	944	45,725

		123,107

Beverages — 2.7%
Coca-Cola Co. (The) (a)	400	24,816
Constellation Brands, Inc., Class A	24	5,479
Monster Beverage Corp. *	106	8,481
PepsiCo, Inc. (a)	129	21,674

		60,450

Biotechnology — 4.7%
AbbVie, Inc. (a)	298	48,304
Biogen, Inc. * (a)	50	10,573
BioMarin Pharmaceutical, Inc. *	79	6,096
Neurocrine Biosciences, Inc. *	94	8,767
Regeneron Pharmaceuticals, Inc. *	22	15,311
Sarepta Therapeutics, Inc. *	43	3,382
Vertex Pharmaceuticals, Inc. *	59	15,445

		107,878

Building Products — 0.9%
Trane Technologies plc	133	20,284

Capital Markets — 1.9%
Ameriprise Financial, Inc.	8	2,460
Charles Schwab Corp. (The)	173	14,555
CME Group, Inc.	52	12,447
Morgan Stanley (a)	63	5,492
S&P Global, Inc.	19	7,900

		42,854

Chemicals — 2.4%
Air Products and Chemicals, Inc.	36	8,917
DuPont de Nemours, Inc.	101	7,403
Eastman Chemical Co.	81	9,084
Linde plc (United Kingdom)	77	24,732
PPG Industries, Inc.	39	5,060

		55,196

Commercial Services & Supplies — 0.2%
Waste Connections, Inc.	26	3,683

Communications Equipment — 0.1%
Juniper Networks, Inc.	37	1,382

Construction Materials — 0.6%
Martin Marietta Materials, Inc.	26	10,144
Vulcan Materials Co.	18	3,349

		13,493

Consumer Finance — 1.0%
American Express Co.	121	22,558

Diversified Financial Services — 0.2%
Voya Financial, Inc.	62	4,081

Electric Utilities — 2.2%
Alliant Energy Corp.	20	1,246
Exelon Corp.	494	23,534
FirstEnergy Corp.	122	5,596
NextEra Energy, Inc.	236	20,006

		50,382

Electrical Equipment — 1.0%
Eaton Corp. plc	157	23,821

Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	60	2,226
Keysight Technologies, Inc. *	18	2,896

		5,122

Energy Equipment & Services — 0.2%
Baker Hughes Co. (a)	142	5,176

Entertainment — 0.7%
Endeavor Group Holdings, Inc., Class A *	503	14,849

Equity Real Estate Investment Trusts (REITs) — 2.9%
American Homes 4 Rent, Class A	137	5,466
Camden Property Trust	17	2,819
Cousins Properties, Inc.	113	4,536
Equinix, Inc.	12	8,781
Host Hotels & Resorts, Inc.	193	3,755
Kimco Realty Corp.	108	2,676
Prologis, Inc.	120	19,351
Sun Communities, Inc.	75	13,161
UDR, Inc.	82	4,728

		65,273

Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	25	14,641

Food Products — 1.1%
Hershey Co. (The)	53	11,507
Mondelez International, Inc., Class A (a)	225	14,134

		25,641

Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	87	10,313
Boston Scientific Corp. * (a)	580	25,689
Intuitive Surgical, Inc. *	53	15,992

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Zimmer Biomet Holdings, Inc.	102	13,006

		65,000

Health Care Providers & Services — 4.5%
Centene Corp. *	284	23,941
CVS Health Corp. (a)	117	11,844
Humana, Inc.	8	3,331
UnitedHealth Group, Inc. (a)	124	63,023

		102,139

Hotels, Restaurants & Leisure — 3.7%
Booking Holdings, Inc. *	4	9,854
Chipotle Mexican Grill, Inc. *	7	10,688
Domino’s Pizza, Inc.	7	2,904
Expedia Group, Inc. *	68	13,377
Hilton Worldwide Holdings, Inc. *	50	7,537
Marriott International, Inc., Class A *	26	4,654
McDonald’s Corp.	127	31,408
Yum! Brands, Inc.	28	3,285

		83,707

Household Durables — 0.4%
Toll Brothers, Inc.	194	9,099

Household Products — 1.2%
Procter & Gamble Co. (The)(a)	180	27,481

Insurance — 2.1%
Arthur J Gallagher & Co.	87	15,180
MetLife, Inc.	53	3,718
Progressive Corp. (The)	217	24,785
Prudential Financial, Inc.	29	3,395

		47,078

Interactive Media & Services — 7.1%
Alphabet, Inc., Class A * (a)	32	88,742
Alphabet, Inc., Class C * (a)	9	24,964
Meta Platforms, Inc., Class A * (a)	144	32,032
Snap, Inc., Class A *	429	15,457

		161,195

Internet & Direct Marketing Retail — 5.8%
Amazon.com, Inc. * (a)	41	133,192

IT Services — 5.1%
Automatic Data Processing, Inc.	49	11,106
FleetCor Technologies, Inc. *	10	2,427
Mastercard, Inc., Class A (a)	205	73,309
PayPal Holdings, Inc. * (a)	31	3,533
Shopify, Inc., Class A (Canada) *	11	7,104
WEX, Inc. *	104	18,487

		115,966

Life Sciences Tools & Services — 2.3%
Danaher Corp.	38	11,283
Thermo Fisher Scientific, Inc. (a)	70	41,184

		52,467

Machinery — 4.7%
Deere & Co.	107	44,353
Dover Corp.	134	21,020
Ingersoll Rand, Inc.	450	22,647
Otis Worldwide Corp.	210	16,129
Parker-Hannifin Corp.	11	3,172

		107,321

Media — 1.6%
Charter Communications, Inc., Class A * (a)	26	13,930
Comcast Corp., Class A (a)	404	18,937
Liberty Media Corp.-Liberty SiriusXM, Class A *	70	3,195

		36,062

Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	263	13,098

Multiline Retail — 0.2%
Dollar General Corp.	23	5,031

Multi-Utilities — 1.9%
Ameren Corp.	239	22,413
CenterPoint Energy, Inc.	518	15,875
NiSource, Inc.	102	3,236
Sempra Energy	17	2,774

		44,298

Oil, Gas & Consumable Fuels — 5.8%
Cheniere Energy, Inc.	20	2,725
Chevron Corp.	171	27,842
ConocoPhillips (a)	417	41,704
Coterra Energy, Inc.	39	1,049
Diamondback Energy, Inc.	227	31,102
EOG Resources, Inc.	41	4,850
ONEOK, Inc.	41	2,893
Phillips 66	56	4,802
Pioneer Natural Resources Co. (a)	57	14,372

		131,339

Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	49	13,233

Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co. (a)	356	25,965
Eli Lilly & Co.	126	36,216

		62,181

Professional Services — 1.0%
Booz Allen Hamilton Holding Corp.	116	10,171
Leidos Holdings, Inc.	121	13,043

		23,214

Road & Rail — 4.3%
Canadian National Railway Co. (Canada)	40	5,412
CSX Corp.	191	7,145
Knight-Swift Transportation Holdings, Inc.	59	2,993
Lyft, Inc., Class A *	618	23,738
Norfolk Southern Corp. (a)	127	36,139
Old Dominion Freight Line, Inc.	34	10,044
Union Pacific Corp. (a)	44	12,002

		97,473

Semiconductors & Semiconductor Equipment — 9.7%
Advanced Micro Devices, Inc. *	251	27,423
Analog Devices, Inc. (a)	139	22,998
Lam Research Corp.	34	18,314
Marvell Technology, Inc.	31	2,197
Microchip Technology, Inc.	28	2,097
NVIDIA Corp. (a)	139	37,906

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
NXP Semiconductors NV (China)	382	70,752
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	19	1,941
Teradyne, Inc.	92	10,848
Texas Instruments, Inc. (a)	142	26,067

		220,543

Software — 9.7%
Autodesk, Inc. *	10	2,055
Ceridian HCM Holding, Inc. *	220	15,052
Coupa Software, Inc. *	101	10,288
DocuSign, Inc. *	47	5,074
Intuit, Inc.	37	17,718
Microsoft Corp. (a)	509	156,835
Workday, Inc., Class A *	59	14,171

		221,193

Specialty Retail — 3.8%
AutoZone, Inc. *	1	2,556
Best Buy Co., Inc.	32	2,905
Burlington Stores, Inc. *	68	12,366
Lowe’s Cos., Inc.	176	35,491
O’Reilly Automotive, Inc. * (a)	49	33,892

		87,210

Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc. (a)	679	118,475
Hewlett Packard Enterprise Co.	94	1,565
Seagate Technology Holdings plc	157	14,127

		134,167

Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	123	16,587

Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc. *	127	16,245

TOTAL COMMON STOCKS (Cost $1,519,829)		2,773,139

SHORT-TERM INVESTMENTS — 0.9%
INVESTMENT COMPANIES — 0.9%
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (b) (c) (Cost $21,213)	21,211	21,215

TOTAL LONG POSITIONS (Cost $1,541,042)		2,794,354

SHORT POSITIONS — (22.5)%
COMMON STOCKS — (22.5)%
Aerospace & Defense — (0.4)%
Hexcel Corp.	(35)	(2,082)
Huntington Ingalls Industries, Inc.	(31)	(6,258)
L3Harris Technologies, Inc.	(5)	(1,189)

		(9,529)

Air Freight & Logistics — (0.6)%
CH Robinson Worldwide, Inc.	(77)	(8,277)
Expeditors International of Washington, Inc.	(51)	(5,278)

		(13,555)

Auto Components — (0.4)%
Autoliv, Inc. (Sweden)	(45)	(3,433)
BorgWarner, Inc.	(136)	(5,277)

		(8,710)

Banks — (0.1)%
Huntington Bancshares, Inc.	(114)	(1,666)
KeyCorp	(45)	(1,006)

		(2,672)

Biotechnology — (0.4)%
Moderna, Inc. *	(57)	(9,803)

Building Products — (0.4)%
Allegion plc	(20)	(2,170)
Carrier Global Corp.	(117)	(5,380)
Johnson Controls International plc	(35)	(2,262)

		(9,812)

Capital Markets — (0.8)%
Franklin Resources, Inc.	(140)	(3,900)
Goldman Sachs Group, Inc. (The)	(6)	(2,071)
Moody’s Corp.	(16)	(5,327)
MSCI, Inc.	(13)	(6,325)
Northern Trust Corp.	(10)	(1,152)

		(18,775)

Chemicals — (0.2)%
Dow, Inc.	(35)	(2,246)
Ecolab, Inc.	(11)	(1,995)

		(4,241)

Commercial Services & Supplies — (0.1)%
Waste Management, Inc.	(17)	(2,632)

Consumer Finance — (0.4)%
Capital One Financial Corp.	(65)	(8,592)

Containers & Packaging — (0.5)%
AptarGroup, Inc.	(26)	(3,058)
Ball Corp.	(14)	(1,233)
International Paper Co.	(108)	(4,987)
Silgan Holdings, Inc.	(53)	(2,473)

		(11,751)

Diversified Telecommunication Services — (0.8)%
AT&T, Inc.	(310)	(7,322)
Lumen Technologies, Inc.	(473)	(5,336)
Verizon Communications, Inc.	(121)	(6,177)

		(18,835)

Electric Utilities — (1.5)%
American Electric Power Co., Inc.	(74)	(7,430)
Duke Energy Corp.	(45)	(4,969)
Eversource Energy	(41)	(3,604)
Pinnacle West Capital Corp.	(51)	(4,005)
PPL Corp.	(228)	(6,499)
Southern Co. (The)	(113)	(8,225)

		(34,732)

Electrical Equipment — (0.5)%
Acuity Brands, Inc.	(11)	(2,134)

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Emerson Electric Co.	(36)	(3,547)
Hubbell, Inc.	(31)	(5,711)
Sensata Technologies Holding plc *	(21)	(1,068)

		(12,460)

Electronic Equipment, Instruments & Components — (0.2)%
Cognex Corp.	(53)	(4,069)

Energy Equipment & Services — (0.3)%
Schlumberger NV	(138)	(5,710)

Entertainment — (0.2)%
AMC Entertainment Holdings, Inc., Class A *	(146)	(3,605)

Equity Real Estate Investment Trusts (REITs) — (0.9)%
Iron Mountain, Inc.	(107)	(5,909)
National Retail Properties, Inc.	(138)	(6,211)
Orion Office REIT, Inc.	— (e)	— (e)
Realty Income Corp.	(50)	(3,490)
Simon Property Group, Inc.	(22)	(2,848)
SL Green Realty Corp.	(30)	(2,432)

		(20,890)

Food & Staples Retailing — (1.0)%
Kroger Co. (The)	(283)	(16,229)
Walgreens Boots Alliance, Inc.	(167)	(7,489)

		(23,718)

Food Products — (0.6)%
Campbell Soup Co.	(122)	(5,453)
Conagra Brands, Inc.	(65)	(2,175)
General Mills, Inc.	(17)	(1,168)
Kellogg Co.	(65)	(4,188)

		(12,984)

Gas Utilities — (0.1)%
National Fuel Gas Co.	(43)	(2,971)

Health Care Equipment & Supplies — (0.6)%
Baxter International, Inc.	(83)	(6,453)
Stryker Corp.	(28)	(7,559)

		(14,012)

Health Care Providers & Services — (0.2)%
Quest Diagnostics, Inc.	(26)	(3,500)
Universal Health Services, Inc., Class B	(8)	(1,173)

		(4,673)

Hotels, Restaurants & Leisure — (0.2)%
Starbucks Corp.	(52)	(4,727)

Household Durables — (0.3)%
Mohawk Industries, Inc. *	(32)	(3,947)
NVR, Inc. *	— (e)	(1,072)
PulteGroup, Inc.	(23)	(985)

		(6,004)

Household Products — (0.5)%
Clorox Co. (The)	(63)	(8,788)
Kimberly-Clark Corp.	(27)	(3,278)

		(12,066)

Industrial Conglomerates — (1.0)%
3M Co.	(98)	(14,609)
General Electric Co.	(91)	(8,372)

		(22,981)

Insurance — (0.2)%
Allstate Corp. (The)	(8)	(1,150)
Chubb Ltd.	(11)	(2,267)

		(3,417)

Internet & Direct Marketing Retail — (0.1)%
eBay, Inc.	(56)	(3,192)

IT Services — (1.1)%
Cognizant Technology Solutions Corp., Class A	(47)	(4,182)
DXC Technology Co. *	(34)	(1,116)
Global Payments, Inc.	(41)	(5,647)
Paychex, Inc.	(40)	(5,450)
Snowflake, Inc., Class A *	(4)	(920)
Western Union Co. (The)	(397)	(7,433)

		(24,748)

Life Sciences Tools & Services — (0.3)%
Waters Corp. *	(19)	(5,855)

Machinery — (0.7)%
Caterpillar, Inc.	(19)	(4,129)
IDEX Corp.	(10)	(1,998)
Illinois Tool Works, Inc.	(26)	(5,390)
PACCAR, Inc.	(52)	(4,554)

		(16,071)

Media — (1.7)%
Interpublic Group of Cos., Inc. (The)	(150)	(5,304)
Omnicom Group, Inc.	(220)	(18,676)
Paramount Global, Class B	(306)	(11,575)

		(35,555)

Multiline Retail — (0.3)%
Kohl’s Corp.	(27)	(1,662)
Macy’s, Inc.	(49)	(1,195)
Target Corp.	(17)	(3,669)

		(6,526)

Oil, Gas & Consumable Fuels — (1.2)%
Enbridge, Inc. (Canada)	(293)	(13,522)
Exxon Mobil Corp.	(30)	(2,477)
Hess Corp.	(81)	(8,695)
Marathon Oil Corp.	(86)	(2,169)

		(26,863)

Pharmaceuticals — (0.5)%
Merck & Co., Inc.	(61)	(4,998)
Pfizer, Inc.	(88)	(4,575)
Zoetis, Inc.	(12)	(2,204)

		(11,777)

Professional Services — (0.5)%
Equifax, Inc.	(19)	(4,412)
TransUnion	(35)	(3,638)
Verisk Analytics, Inc.	(17)	(3,635)

		(11,685)

Road & Rail — (0.4)%
Canadian Pacific Railway Ltd. (Canada)	(51)	(4,204)
Werner Enterprises, Inc.	(97)	(3,957)

		(8,161)

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Semiconductors & Semiconductor Equipment — (1.2)%
Broadcom, Inc.	(7)	(4,399)
Intel Corp.	(284)	(14,092)
QUALCOMM, Inc.	(54)	(8,200)

		(26,691)

Software — (0.1)%
Palantir Technologies, Inc., Class A *	(53)	(725)
VMware, Inc., Class A	(19)	(2,200)

		(2,925)

Specialty Retail — (0.1)%
CarMax, Inc. *	(30)	(2,896)

Technology Hardware, Storage & Peripherals — (0.6)%
HP, Inc.	(81)	(2,923)
NetApp, Inc.	(108)	(8,988)
Xerox Holdings Corp.	(78)	(1,578)

		(13,489)

Textiles, Apparel & Luxury Goods — 0.0% (d)
VF Corp.	(16)	(922)

Trading Companies & Distributors — (0.3)%
Fastenal Co.	(103)	(6,096)

TOTAL COMMON STOCKS (Proceeds $(515,960))		(511,378)

TOTAL SHORT POSITIONS (Proceeds $(515,960))		(511,378)

Total Investments — 100.2% (Cost $1,025,082)		2,282,976
Liabilities in Excess of Other Assets — (0.2)%		(5,584)

Net Assets — 100.0%		2,277,392

Percentages indicated are based on net assets.

Abbreviations

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $698,468.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2022.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Amount rounds to less than one thousand.
*	Non-income producing security.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,794,354	$—	$—	$2,794,354

Total Liabilities for Securities Sold Short (a)	$(511,378)	$—	$—	$(511,378)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (a) (b)	$11,580	$430,689	$421,051	$(5)	$2	$21,215	21,211	$16	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.